Significant Accounting Policies: Schedule of Inventory, Current (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Details
Inventory, Finished Goods, Gross	$ 7,051,138	$ 3,553,140	$ 2,026,108
Subtotal	7,051,138	3,553,140	2,026,108
Reserves for obselesence	(87,908)	(89,526)	(57,368)
Inventories	$ 6,963,230	$ 3,463,614	$ 1,968,740